SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Current:
Federal
State
Foreign
Total current
Deferred:
Federal
State
Foreign
Total deferred
Provision for income taxes